Restructuring (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	12 Months Ended				1 Months Ended			3 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 26, 2010 Personnel related costs [Member]	Jan. 31, 2011 Scenario, Actual [Member] Employee	Jan. 31, 2011 Scenario, Actual [Member] Existing Work Force [Member] Employee	Jan. 31, 2011 Scenario, Actual [Member] Open Positions [Member] Employee	Dec. 26, 2010 Scenario, Plan [Member] Employee
Restructuring (Textual) [Abstract]
Reduction in non-union workforce plan, in numbers									64	35	29	65
Restructuring charge	$ 14,100	$ 119,300			$ 119,300	$ 1,843	$ 747	$ 2,100
Restructuring (Additional Textual) [Abstract]
Reduction in non-union workforce plan, percentage			10.00%
Workforce Restructuring Completion Date				Jan. 31, 2011